Expense Example	Oct. 28, 2025 USD ($)
Cullen High Dividend Equity Fund - Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	395	[1]
Expense Example, with Redemption, 5 Years	710	[1]
Expense Example, with Redemption, 10 Years	1,604	[1]
Cullen High Dividend Equity Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	178
Expense Example, with Redemption, 3 Years	626	[1]
Expense Example, with Redemption, 5 Years	1,101	[1]
Expense Example, with Redemption, 10 Years	2,413	[1]
Cullen High Dividend Equity Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	317	[1]
Expense Example, with Redemption, 5 Years	577	[1]
Expense Example, with Redemption, 10 Years	1,319	[1]
Cullen International High Dividend Fund - Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	443	[2]
Expense Example, with Redemption, 5 Years	782	[2]
Expense Example, with Redemption, 10 Years	1,739	[2]
Cullen International High Dividend Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	203
Expense Example, with Redemption, 3 Years	673	[2]
Expense Example, with Redemption, 5 Years	1,170	[2]
Expense Example, with Redemption, 10 Years	2,537	[2]
Cullen International High Dividend Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	365	[2]
Expense Example, with Redemption, 5 Years	649	[2]
Expense Example, with Redemption, 10 Years	1,458	[2]
Cullen Small Cap Value Fund - Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	1,066	[3]
Expense Example, with Redemption, 5 Years	2,014	[3]
Expense Example, with Redemption, 10 Years	4,425	[3]
Cullen Small Cap Value Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	203
Expense Example, with Redemption, 3 Years	1,276	[3]
Expense Example, with Redemption, 5 Years	2,344	[3]
Expense Example, with Redemption, 10 Years	4,994	[3]
Cullen Small Cap Value Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	987	[3]
Expense Example, with Redemption, 5 Years	1,885	[3]
Expense Example, with Redemption, 10 Years	4,193	[3]
Cullen Value Fund - Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	679	[4]
Expense Example, with Redemption, 5 Years	1,282	[4]
Expense Example, with Redemption, 10 Years	2,916	[4]
Cullen Value Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	178
Expense Example, with Redemption, 3 Years	901	[4]
Expense Example, with Redemption, 5 Years	1,647	[4]
Expense Example, with Redemption, 10 Years	3,616	[4]
Cullen Value Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	605	[4]
Expense Example, with Redemption, 5 Years	1,160	[4]
Expense Example, with Redemption, 10 Years	2,675	[4]
Cullen Emerging Markets High Dividend Fund - Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	441	[5]
Expense Example, with Redemption, 5 Years	777	[5]
Expense Example, with Redemption, 10 Years	1,728	[5]
Cullen Emerging Markets High Dividend Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	203
Expense Example, with Redemption, 3 Years	671	[5]
Expense Example, with Redemption, 5 Years	1,166	[5]
Expense Example, with Redemption, 10 Years	2,528	[5]
Cullen Emerging Markets High Dividend Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	365	[5]
Expense Example, with Redemption, 5 Years	649	[5]
Expense Example, with Redemption, 10 Years	1,458	[5]
Cullen Enhanced Equity Income Fund - Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	429	[6]
Expense Example, with Redemption, 5 Years	780	[6]
Expense Example, with Redemption, 10 Years	1,768	[6]
Cullen Enhanced Equity Income Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	178
Expense Example, with Redemption, 3 Years	662	[6]
Expense Example, with Redemption, 5 Years	1,172	[6]
Expense Example, with Redemption, 10 Years	2,574	[6]
Cullen Enhanced Equity Income Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	351	[6]
Expense Example, with Redemption, 5 Years	647	[6]
Expense Example, with Redemption, 10 Years	1,488	[6]
Cullen Emerging Markets High Dividend Fund - Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	356	[5]
Expense Example, with Redemption, 5 Years	640	[5]
Expense Example, with Redemption, 10 Years	$ 1,449	[5]

[1]	The Expense Example amounts assume that the expense limitation and reimbursement agreement remains in effect only through October 31, 2026. Thus, the 3 years, 5 years and 10 years examples reflect expense limitation and reimbursement only for the first year.
[2]	The Expense Example amounts assume that the expense limitation and reimbursement agreement remains in effect only through October 31, 2026. Thus, the 3 years, 5 years and 10 years examples reflect expense limitation and reimbursement only for the first year.
[3]	The Expense Example amounts assume that the expense limitation and reimbursement agreement remains in effect only through October 31, 2026. Thus, the 3 years, 5 years and 10 years examples reflect expense limitation and reimbursement only for the first year.
[4]	The Expense Example amounts assume that the expense limitation and reimbursement agreement remains in effect only through October 31, 2026. Thus, the 3 years, 5 years and 10 years examples reflect expense limitation and reimbursement only for the first year.
[5]	The Expense Example amounts assume that the expense limitation and reimbursement agreement remains in effect only through October 31, 2026. Thus, the 3 years, 5 years and 10 years examples reflect expense limitation and reimbursement only for the first year.
[6]	The Expense Example amounts assume that the expense waiver and reimbursement agreement remains in effect only through October 31, 2026. Thus, the 3 years, 5 years and 10 years examples reflect expense limitation and reimbursement only for the first year.